Deferred income - Movement in the non-current and current deferred income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	€ 1,989,230	€ 2,364,701
Of which current portion :	365,631	419,866
Upfront received		18,238
Reclassifications to liabilities related to assets held for sale	(60)
Significant financing component	(645)	7,672
Revenue recognition of upfront	(591,654)	(370,078)
Revenue recognition of milestones	(68,027)	(34,777)
Other movements	(1,382)	3,474
Deferred income, ending balance	1,327,463	1,989,230
Of which current portion :	256,270	365,631
Other.
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	3,474
Of which current portion :	2,139
Reclassifications to liabilities related to assets held for sale	(60)
Other movements	(1,382)	3,474
Deferred income, ending balance	2,032	3,474
Of which current portion :	1,146	2,139
Collaboration agreement for filgotinib
Disclosure of Deferred Income [Line Items]
Deferred income, ending balance	26,300
Collaboration agreement for filgotinib | Gilead [member]
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	456,352	604,875
Of which current portion :	133,470	190,018
Upfront received		18,238
Significant financing component	(645)	7,672
Revenue recognition of upfront	(361,412)	(139,655)
Revenue recognition of milestones	(68,027)	(34,777)
Deferred income, ending balance	26,268	456,352
Of which current portion :	25,054	133,470
Gilead collaboration agreement for drug discovery platform | Gilead [member]
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	1,529,405	1,759,828
Of which current portion :	230,022	229,848
Revenue recognition of upfront	(230,242)	(230,423)
Deferred income, ending balance	1,299,163	1,529,405
Of which current portion :	€ 230,070	€ 230,022